Restructuring Initiatives	6 Months Ended
Sep. 30, 2012
Restructuring initiatives

13. Restructuring initiatives:

In anticipation of an ongoing environment of economic uncertainty, Nomura has undertaken group-wide restructuring initiatives primarily focusing on the Wholesale Division to improve profitability, select accretive businesses aligned with market conditions and allocate business resources to growth regions accordingly since the three month period ended December 31, 2011.

As a result of these restructuring initiatives, Nomura recognized ¥12,769 million of restructuring costs in total as of September 30, 2012 and ¥372 million for the six months ended September 30, 2012. These primarily comprise employee termination costs reported within Non-interest expenses—Compensation and benefits in the consolidated statements of income. Nomura did not have any restructuring costs in connection with these restructuring initiatives for the three months ended September 30, 2012. Liabilities relating to restructuring costs were ¥7,083 million and ¥2,803 million as of March 31, 2012 and September 30, 2012, respectively. For the six months ended September 30, 2012, ¥4,652 million had been settled.

These restructuring initiatives are scheduled to be completed during the year ending March 31, 2013, however, the amount of costs to be incurred going forward is not expected to be material.

In addition to the restructuring initiatives described above, Nomura has commenced a cost reduction program focusing on the Wholesale Division to revise business models and increase business efficiencies since the three month period ended September 30, 2012.

As a result of the restructuring program, Nomura recognized ¥6,749 million of restructuring costs for the three months ended September 30, 2012. These primarily are included within Non-interest expenses—Compensation and benefits in the consolidated statements of income. Liabilities relating to restructuring costs were ¥6,427 million as of September 30, 2012. For the three months ended September 30, 2012, ¥322 million had been settled.

The restructuring program is scheduled to be completed during the year ending March 31, 2014, however the total costs to be incurred going forward are currently under evaluation.